Restructuring Costs and Similar Items - Summary of Restructuring Costs and Similar Items (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Analysis of income and expense [abstract]
Employee-related expenses	€ 185	€ 524	€ 507
Charges, gains or losses on assets	86	(2)	261
Compensation for early termination of contracts (other than contracts of employment)	0	0	1
Costs of transformation programs	265	266	547
Other restructuring costs	11	4	20
Total	€ 547	€ 792	€ 1,336